Income taxes - Income before income tax, domestic and foreign (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Canada	$ (3,710)	$ 32,958
Foreign	60,184	27,011
Income before income taxes	$ 56,474	$ 59,969